LOSS PER SHARE	12 Months Ended
Jun. 30, 2019
LOSS PER SHARE
LOSS PER SHARE

10.LOSS PER SHARE

The following reflects the income and share data used in the calculations of basic and diluted loss per share:

	2019	2018	2017
	A$	A$	A$
Loss for the year attributable to the owners of Genetic Technologies Limited	(6,425,604)	(5,463,872)	(8,403,826)
Weighted average number of Ordinary Shares used in calculating loss per share	2,635,454,870	2,435,282,724	2,121,638,888

Note:      None of the 114,250,000 (2018: 55,102,778 and 2017: 75,102,778) options/performance rights over the Company’s Ordinary Shares that were outstanding as at the reporting date are considered to be dilutive for the purposes of calculating diluted earnings per share.